UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2007
(Registrant changed its fiscal
year end from December 31)

Date of reporting period:	7/31/2007

Item 1 – Reports to Stockholders

ANNUAL REPORT

JULY 31, 2007

MONEYMART ASSETS, INC.

FUND TYPE

Money market

OBJECTIVE

Maximum current income consistent with stability of capital and the maintenance of liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

September 6, 2007

Dear Shareholder,

On the following pages, you’ll find your annual report for MoneyMart Assets. The fiscal year for MoneyMart Assets has changed from a reporting period that ends December 31 to one that ends July 31. This change should have no impact on the way MoneyMart Assets is managed. Shareholders will receive future semiannual and annual reports on the new fiscal year-end schedule.

Money market investments such as MoneyMart Assets are at the low-risk, low-reward end of the risk/reward spectrum, and the primary measure of their performance is the 7-day current yield, which is included in the attached report. MoneyMart Assets may be an important part of your overall financial plan, which we recommend you review regularly with your financial adviser.

Sincerely,

Judy A. Rice, President

MoneyMart Assets, Inc.

MoneyMart Assets, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of MoneyMart Assets, Inc. is to seek maximum current income consistent with stability of capital and the maintenance of liquidity. There can be no assurance that the Fund will achieve its investment objective.

The Fund is a diversified portfolio of high-quality, U.S. dollar-denominated money market securities issued by the U.S. government, its agencies and instrumentalities, and major corporations and commercial banks in the United States and foreign countries. Maturities can range from one day to 13 months. We generally only purchase securities rated in one of the two highest short-term rating categories or one of the three highest long-term rating categories by at least two major rating agencies, or, if not rated, deemed to be of equivalent quality by our investment subadviser.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852. Gross operating expenses: Class A, 0.58%; Class B, 0.45%; Class C, 0.45%, and Class Z, 0.45%.

Fund Facts as of 7/31/07
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Class A	5.06%	$1.00	45 Days	$647.0
Class B*	5.19%	$1.00	45 Days	$64.2
Class C*	5.19%	$1.00	45 Days	$13.4
Class Z*	5.19%	$1.00	45 Days	$154.7
iMoneyNet, Inc. Prime Retail Avg.**	4.55%	N/A	48 Days	N/A

*	Class B, Class C, and Class Z shares are not subject to distribution and service (12b-1) fees.

**	iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. This is based on the data of all funds in the iMoneyNet, Inc. Prime Retail Average category as of July 31, 2007, the closest reported date prior to the end of our reporting period.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

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Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852. Gross operating expenses: Class A, 0.58%; Class B, 0.45%; Class C, 0.45%, and Class Z, 0.45%.

The graphs portray weekly 7-day current yields and weekly WAMs for MoneyMart Assets, Inc. (Class A shares—yields only) and the iMoneyNet, Inc. Prime Retail Average every Tuesday from December 26, 2006 to July 31, 2007, the closest dates to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of July 31, 2007.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

MoneyMart Assets, Inc.	3

Investment Subadviser’s Report

Prudential Investment Management, Inc.

How did the Fund perform?

The Fund provided competitive yields compared to its peer group and the net asset value of its four share classes remained at $1.00 per share during its reporting period, which lasted from January 1, 2007 through July 31, 2007.

What was the market environment like?

Several months before the reporting period began, the Federal Reserve (the Fed) had finished a series of 17 increases in short-term interest rates aimed at removing excess monetary stimulus from the economy. By the time the reporting period got underway in January 2007, there were shifting perceptions in the financial markets about the outlook for monetary policy. Meanwhile, economic growth slowed considerably in the first three months of the year and reports showed that delinquencies and foreclosures were rising sharply on subprime mortgages, which are made to borrowers with poor credit histories. These developments encouraged the view that the Fed would soon cut short-term interest rates, particularly as lower borrowing costs might help strengthen the housing market.

As it turned out, monetary policy remained unchanged as Fed policymakers focused on keeping inflation in check. Conditions in the housing industry continued to deteriorate, but increases in exports and government spending helped the economy pick up steam from April through June.

How did the Fund invest during the reporting period?

We maintained a diversified portfolio that included certificates of deposit, commercial paper of banks and corporations, medium term notes, and other high-quality money market securities. However, depending on market conditions, our strategy at times favored money market securities with adjustable interest rates or fixed interest rates.

When weak economic data bolstered rate-cut hopes, yields on securities maturing in six months to one year would often decline, reflecting the expectation of lower rates in the future. As a result, the one- to three-month maturity sector was often the highest- yielding area of the money market yield curve, a line graph that depicts yields on securities maturing from one day through 13 months. We took advantage of this by maintaining significant positions in attractively priced adjustable-rate securities that reset periodically based on formulas tied to either one- or three-month London interbank offered rates (LIBOR).

As economic conditions improved and rate-cut hopes faded, yields gradually rose on securities maturing in six months to one year, causing the slope of the money market

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yield curve to become steeper. Consequently, we invested in fixed-rate securities in the six-month to one-year maturity sector to lock in their relatively attractive yields. This lengthened the Fund’s weighted average maturity (WAM) until it was more in line with that of the average comparable portfolio as measured by iMoneyNet, Inc. WAM, which is measured in days, takes into account the maturity and quantity of each security held in a portfolio.

MoneyMart Assets, Inc.	5

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2007, at the beginning of the period, and held through the seven-month period ended July 31, 2007. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs) and Section 403(b) accounts. As of the close of the seven-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden or Strategic Partners Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the seven-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Seven-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

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the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MoneyMart Assets, Inc.		Beginning Account Value January 1, 2007	Ending Account Value July 31, 2007	Annualized Expense Ratio Based on the Seven-Month Period	Expenses Paid During the Seven-Month Period*

Class A	Actual	$1,000.00	$1,027.40	0.58%	$3.41
	Hypothetical	$1,000.00	$1,025.67	0.58%	$3.41

Class B	Actual	$1,000.00	$1,028.10	0.45%	$2.65
	Hypothetical	$1,000.00	$1,026.43	0.45%	$2.65

Class C	Actual	$1,000.00	$1,028.10	0.45%	$2.65
	Hypothetical	$1,000.00	$1,026.43	0.45%	$2.65

Class Z	Actual	$1,000.00	$1,028.10	0.45%	$2.65
	Hypothetical	$1,000.00	$1,026.43	0.45%	$2.65

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 212 days in the seven-month period ended July 31, 2007, and divided by 365 days (to reflect the seven-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

MoneyMart Assets, Inc.	7

This Page Intentionally Left Blank

Schedule of Investments

as of July 31, 2007

Principal Amount (000)	Description	Value (Note 1)

Certificate of Deposit 2.3%
	Barclays Bank PLC
$20,000	5.35%, 5/9/08	$20,000,000

Commercial Paper 45.4%
	Amsterdam Funding Corp., 144A
13,000	5.28%, 8/20/07(a)	12,963,773
	Astrazeneca PLC, 144A
10,000	5.27%, 8/10/07(a)	9,986,825
10,000	5.28%, 8/20/07(a)	9,972,133
	BASF AG, 144A
33,200	5.235%, 8/9/07(a)	33,161,377
	Bryant Park Funding, 144A
10,000	5.26%, 9/17/07(a)	9,931,328
	Citigroup Funding, Inc.
26,000	5.25%, 10/23/07(a)	25,685,292
	Consolidated Edison, Inc., 144A
9,656	5.42%, 8/1/07(a)	9,656,000
	Edison Asset Securitization LLC, 144A
9,000	5.20%, 10/29/07(a)	8,884,300
	Falcon Asset Securitization Corp., 144A
42,537	5.31%, 8/27/07(a)	42,373,925
	General Electric Capital Corp.
39,000	5.24%, 10/26/07(a)	38,515,438
	Hewlett-Packard Co., 144A
9,000	5.29%, 8/3/07(a)	8,997,355
	John Deere Capital Corp., 144A
16,000	5.25%, 10/26/07(a)	15,799,333
	Long Lane Master Trust, 144A
14,112	5.32%, 8/20/07(a)	14,072,377
	Northern Rock PLC, 144A
8,404	5.23%, 8/10/07(a)	8,393,001
5,000	5.29%, 9/26/07(a)	4,958,856
	Old Line Funding Corp., 144A
16,965	5.27%, 8/15/07(a)	16,930,198
	Park Granada LLC, 144A
14,000	5.29%, 8/10/07(a)	13,981,485
14,000	5.29%, 8/10/07(a)	13,981,485
	Prudential PLC, 144A
20,000	5.10%, 2/11/08(a)	19,450,333
	Sheffield Receivables Corp., 144A
9,766	5.28%, 8/6/07(a)	9,758,838
10,000	5.31%, 8/27/07(a)	9,961,650

See Notes to Financial Statements.

MoneyMart Assets, Inc.	9

Schedule of Investments

as of July 31, 2007 Cont’d

Principal Amount (000)	Description	Value (Note 1)

	Swedbank Mortgage AB
$8,000	5.15%, 9/13/07(a)	$7,950,789
10,000	5.19%, 10/11/07(a)	9,897,642
	Swiss RE Financial Products, 144A
8,250	5.25%, 10/26/07(a)	8,146,531
3,000	5.20%, 1/25/08(a)	2,923,300
	Tulip Funding Corp., 144A
7,000	5.31%, 8/6/07(a)	6,994,838
	Windmill Funding Corp., 144A
2,452	5.28%, 8/9/07(a)	2,449,123
600	5.28%, 8/13/07(a)	598,944
8,000	5.28%, 8/16/07(a)	7,982,400
15,000	5.265%, 8/23/07(a)	14,951,738

		399,310,607

Loan Participations 0.9%
	American Honda Finance Corp.
4,000	5.30%, 8/21/07(c)	4,000,000
	McGraw-Hill Cos. (The)
4,000	5.37%, 9/25/07(c)	4,000,000

		8,000,000

Municipal Bonds 3.4%
	Fulton County Development Authority
3,100	5.37%, 8/2/07(d)	3,100,000
	Los Angeles Department of Water & Power
6,500	5.34%, 8/1/07(d)	6,500,000
	North Texas Higher Education Authority
20,000	5.32%, 8/1/07(d)	20,000,000

		29,600,000

Other Corporate Obligations 47.9%
	American Express Credit Corp., MTN
42,500	5.42%, 3/5/08(b)	42,499,999
	Bank of America Corp.
24,000	5.29%, 5/22/08	24,000,000
	Caterpillar Financial Services Corp., MTN
6,000	5.29%, 6/8/08(b)	6,000,000
	Depfa Bank PLC, 144A
6,000	5.42%, 7/14/08(b)	6,000,090

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

	Fortis Bank NY, 144A
$17,000	5.3405%, 7/18/08(b)	$16,996,761
	General Electric Capital Corp., MTN
5,000	5.445%, 10/17/07(b)	5,000,000
	HSBC Finance Corp., MTN
10,000	5.33%, 8/6/08(b)	10,000,000
	HSBC USA, Inc., MTN
30,000	5.32%, 8/15/08(b)	30,000,000
	Irish Life & Permanent PLC, MTN, 144A
40,000	5.36%, 8/20/08(b)	39,999,275
	JP Morgan Chase & Co., MTN
15,000	5.31%, 8/1/08(b)	15,000,000
	Kommunalkredit Austria AG, 144A
5,000	5.34%, 8/22/08(b)	5,000,000
	Metropolitan Life Insurance Co. (cost $15,000,000; purchased 4/2/07)
15,000	5.38%, 4/1/08(b)(c)(e)	15,000,000
	Morgan Stanley Dean Witter Co., MTN
38,800	5.36%, 8/1/08(b)	38,800,000
	Nationwide Building Society, 144A
30,000	5.44%, 7/28/08(b)	30,007,422
	Nordea Bank AB, 144A
30,000	5.33%, 8/11/08(b)	30,000,000
	Skandinaviska Enskilda Banken AB, 144A
40,000	5.34%, 8/15/08(b)	40,000,000
	Wells Fargo & Co.
35,000	5.33%, 8/1/08(b)	35,000,000
	Westpac Banking Corp., MTN
32,000	5.42%, 7/11/08(b)	32,000,000

		421,303,547

	Total Investments 99.9% (amortized cost $878,214,154)(f)	878,214,154
	Other assets in excess of liabilities 0.1%	1,016,660

	Net Assets 100.0%	$879,230,814

MTN—Medium Term Note.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Floating Rate Security. The interest rate shown reflects the rate in effect at July 31, 2007.
(c)	Indicates a security that has been deemed illiquid.

See Notes to Financial Statements.

MoneyMart Assets, Inc.	11

Schedule of Investments

as of July 31, 2007 Cont’d

(d)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(e)	Indicates a restricted security; the cost and value of the security is $15,000,000 which represents 1.7% of net assets.
(f)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2007 is as follows:

Commercial Banks	36.8%
Asset Backed Securities	21.1
Non-Captive Finance	17.6
Life Insurance	5.2
Security Brokers & Dealers	4.4
Chemicals	3.8
Municipality	3.4
Healthcare & Pharmaceutical	2.3
Foreign Banks	2.0
Electric	1.1
Technology	1.0
Capital Goods	0.7
Media	0.5

99.9
Other assets in excess of liabilities	0.1

100.0%

See Notes to Financial Statements.

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Statement of Assets and Liabilities

as of July 31, 2007

Assets
Investments, at amortized cost which approximates market value	$878,214,154
Receivable for Fund shares sold	8,682,204
Interest receivable	2,311,273

Total assets	889,207,631

Liabilities
Payable for Fund shares reacquired	6,496,658
Accrued expenses	2,081,482
Dividends payable	947,268
Management fee payable	233,365
Transfer agent fee payable	105,453
Distribution fee payable	68,944
Payable to custodian	38,531
Deferred directors’ fees	5,116

Total liabilities	9,976,817

Net Assets	$879,230,814

Net assets were comprised of:
Common stock, at par ($.001 par value; 20 billion shares authorized for issuance)	$879,231
Paid-in capital in excess of par	878,351,583

Net assets, July 31, 2007	$879,230,814

Class A
Net asset value, offering price and redemption price per share ($646,959,062 ÷ 646,959,062 shares of common stock issued and outstanding)	$1.00

Class B
Net asset value, offering price and redemption price per share ($64,187,637 ÷ 64,187,637 shares of common stock issued and outstanding)	$1.00

Class C
Net asset value, offering price and redemption price per share ($13,421,795 ÷ 13,421,795 shares of common stock issued and outstanding)	$1.00

Class Z
Net asset value, offering price and redemption price per share ($154,662,320 ÷ 154,662,320 shares of common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

MoneyMart Assets, Inc.	13

Statement of Operations

	Seven Months Ended July 31, 2007	Year Ended December 31, 2006
Net Investment Income
Income
Interest	$27,425,250	$46,430,194

Expenses
Management fee	1,576,344	2,860,861
Distribution fee—Class A	465,322	814,316
Transfer agent’s fees and expenses (including affiliated expense of $479,400 and $1,117,000, respectively)	480,000	1,785,000
Reports to shareholders	97,000	188,000
Custodian’s fees and expenses	52,000	92,000
Legal fees and expenses	17,000	45,000
Registration fees	17,000	25,000
Insurance	16,000	33,000
Audit fee	14,000	16,000
Directors’ fees	10,000	20,000
Miscellaneous	1,944	43,837

Total expenses	2,746,610	5,923,014

Net investment income	24,678,640	40,507,180

Net Realized Gain On Investments
Net realized gain on investment transactions	280	3,717

Net Increase In Net Assets Resulting From Operations	$24,678,920	$40,510,897

See Notes to Financial Statements.

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Statement of Changes in Net Assets

	Seven Months Ended	Year Ended December 31,
	July 31, 2007	2006	2005
Decrease In Net Assets
Operations
Net investment income	$24,678,640	$40,507,180	$26,672,603
Net realized gain on investment transactions	280	3,717	42,970

Net increase in net assets resulting from operations	24,678,920	40,510,897	26,715,573

Dividends and distributions to shareholders (Note 1)
Class A	(18,029,235)	(28,520,298)	(19,408,688)
Class B	(1,947,971)	(3,469,005)	(2,072,513)
Class C	(371,307)	(606,698)	(283,243)
Class Z	(4,330,407)	(7,914,896)	(4,951,129)

	(24,678,920)	(40,510,897)	(26,715,573)

Fund share transactions (Note 4) (at $1.00 per share)
Net proceeds from shares sold	789,872,196	1,887,263,370	1,722,577,843
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	23,387,746	39,616,340	26,217,415
Cost of shares reacquired	(819,921,911)	(2,021,725,130)	(1,851,306,504)

Net decrease in net assets from Fund share transactions	(6,661,969)	(94,845,420)	(102,511,246)

Total decrease	(6,661,969)	(94,845,420)	(102,511,246)

Net Assets
Beginning of period	885,892,783	980,738,203	1,083,249,449

End of period	$879,230,814	$885,892,783	$980,738,203

See Notes to Financial Statements.

MoneyMart Assets, Inc.	15

Notes to Financial Statements

MoneyMart Assets, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund invests primarily in a portfolio of money market instruments maturing in thirteen months or less whose ratings are within the two highest rating categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

The Fund’s fiscal year has changed from an annual reporting period that ends December 31 to one that ends July 31. This change should have no impact on the way the Fund is managed. Shareholders will receive future annual and semiannual reports on the new fiscal year-end schedule.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors. When determining the fair valuation of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

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Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Loan Participations: The Fund may invest in loan participations. When the Fund purchases a loan participation, the Fund typically enters into a contractual relationship with the lender or third party selling such participations (“Selling Participant”), but not the borrower. As a result, the Fund assumes the credit risk of the borrower, the selling participant and any other persons interpositioned between the Fund and borrower (“intermediate participants”). The Fund may not directly benefit from the collateral supporting the senior loan in which it has purchased the loan participation.

Federal Income Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles are recorded on the ex-dividend date.

Restricted Securities: The Fund may hold up to 10% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

MoneyMart Assets, Inc.	17

Notes to Financial Statements

Cont’d

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50 of 1% of the Fund’s average daily net assets up to $50 million and .30 of 1% of the Fund’s average daily net assets in excess of $50 million. The effective management fee rate was .312 of 1% for the seven-month period ended July 31, 2007.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A shares pursuant to the plan of distribution at an annual rate of .125 of 1% of the average daily net assets of the Class A shares. The Class A distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of Class B, C or Z shares of the Fund.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket and sub-transfer agent expenses paid to non-affiliates, where applicable.

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The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the seven-month period ended July 31, 2007, the Fund incurred approximately $94,800 in total networking fees. For the year ended December 31, 2006, the Fund incurred approximately $40,300 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class B, C and Z shares are not subject to any distribution and/or service fees and are offered exclusively for sale to a limited group of investors. There are 20 billion authorized shares of $.001 par value common stock divided into four classes, which consist of 13 billion Class A, 2.5 billion Class B, 2.5 billion Class C and 2 billion Class Z shares.

Transactions in shares and dollars of common stock (at $1 net asset value per share) were as follows:

Class A	Amount
Seven months ended July 31, 2007:
Shares sold	$727,641,391
Shares issued in reinvestment of dividends and distributions	17,188,465
Shares reacquired	(750,273,603)

Net increase (decrease) in shares outstanding	$(5,443,747)

Year ended December 31, 2006:
Shares sold	$1,322,985,711
Shares issued in reinvestment of dividends and distributions	28,012,480
Shares reacquired	(1,396,635,296)

Net increase (decrease) in shares outstanding	$(45,637,105)

Year ended December 31, 2005:
Shares sold	$1,481,404,408
Shares issued in reinvestment of dividends and distributions	19,148,965
Shares issued in connection with reorganization	5,451,729
Shares reacquired	(1,698,601,978)

Net increase (decrease) in shares outstanding	$(192,596,876)

MoneyMart Assets, Inc.	19

Notes to Financial Statements

Cont’d

Class B	Amount
Seven months ended July 31, 2007:
Shares sold	$12,166,754
Shares issued in reinvestment of dividends and distributions	1,711,369
Shares reacquired	(20,652,219)

Net increase (decrease) in shares outstanding	$(6,774,096)

Year ended December 31, 2006:
Shares sold	$30,823,981
Shares issued in reinvestment of dividends and distributions	3,132,707
Shares reacquired	(46,885,671)

Net increase (decrease) in shares outstanding	$(12,928,983)

Period ended December 31, 2005:*
Shares sold	$31,772,127
Shares issued in reinvestment of dividends and distributions	1,857,655
Shares issued in connection with reorganization	99,278,444
Shares reacquired	(49,017,510)

Net increase (decrease) in shares outstanding	$83,890,716

Class C
Seven months ended July 31, 2007:
Shares sold	$14,517,190
Shares issued in reinvestment of dividends and distributions	329,471
Shares reacquired	(13,797,422)

Net increase (decrease) in shares outstanding	$1,049,239

Year ended December 31, 2006:
Shares sold	$28,306,445
Shares issued in reinvestment of dividends and distributions	555,954
Shares reacquired	(27,371,991)

Net increase (decrease) in shares outstanding	$1,490,408

Period ended December 31, 2005:*
Shares sold	$20,769,008
Shares issued in reinvestment of dividends and distributions	255,960
Shares issued in connection with reorganization	9,444,871
Shares reacquired	(19,587,691)

Net increase (decrease) in shares outstanding	$10,882,148

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Class Z	Amount
Seven months ended July 31, 2007:
Shares sold	$35,546,861
Shares issued in reinvestment of dividends and distributions	4,158,441
Shares reacquired	(35,198,667)

Net increase (decrease) in shares outstanding	$4,506,635

Year ended December 31, 2006:
Shares sold	$505,147,233
Shares issued in reinvestment of dividends and distributions	7,915,199
Shares reacquired	(550,832,172)

Net increase (decrease) in shares outstanding	$(37,769,740)

Year ended December 31, 2005:
Shares sold	$73,057,349
Shares issued in reinvestment of dividends and distributions	4,954,835
Share issued in connection with reorganization	1,399,907
Shares reacquired	(84,099,325)

Net increase (decrease) in share outstanding	$(4,687,234)

*	Commenced offering on March 11, 2005.

Note 5. Distributions and Tax Information

For the seven-month period ended July 31, 2007, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets, was $24,678,920 of ordinary income. For the year ended December 31, 2006, the tax character of dividends paid was $40,510,897 of ordinary income. For the year ended December 31, 2005, the tax character of dividends paid was $26,671,885 and $43,688 of ordinary income and long-term capital gains, respectively.

As of July 31, 2007, the accumulated undistributed earnings on a tax basis consisted of $168,382 of ordinary income. This includes a dividend payable timing difference of $947,268 as of July 31, 2007.

Note 6. New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being

MoneyMart Assets, Inc.	21

Notes to Financial Statements

Cont’d

sustained by the applicable tax authority. The impact of the tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB and on-going analysis of tax laws, regulations and interpretations thereof.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

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Financial Highlights

JULY 31, 2007	ANNUAL REPORT

MoneyMart Assets, Inc.

Financial Highlights

	Class A
	Seven-Month Period Ended July 31, 2007(a)

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000

Income from investment operations:
Net investment income and net realized gains	.028
Dividends and distributions to shareholders	(.028)

Net asset value, end of period	$1.000

Total Return(b):	2.74%
Ratios/Supplemental Data:
Net assets, end of period (000)	$646,959
Average net assets (000)	$640,915
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.58	%(c)
Expenses, excluding distribution and service (12b-1) fees	.45	%(c)
Net investment income	4.84	%(c)

(a)	For the seven months period ended July 31, 2007. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 2007.
(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class A
Year Ended December 31,
2006	2005	2004	2003	2002

$1.000	$1.000	$1.000	$1.000	$1.000

.044	.025	.007	.006	.013
(.044)	(.025)	(.007)	(.006)	(.013)

$1.000	$1.000	$1.000	$1.000	$1.000

4.46%	2.58%	.70%	.65%	1.35%

$652,403	$698,040	$890,637	$5,089,405	$6,930,229
$651,453	$786,418	$2,823,600	$6,535,734	$6,947,463

.68%	.80%	.71%	.62%	.61%
.56%	.67%	.58%	.49%	.48%
4.38%	2.46%	.54%	.63%	1.34%

See Notes to Financial Statements.

MoneyMart Assets, Inc.	25

Financial Highlights

Cont’d

	Class B
	Seven-Month Period Ended July 31, 2007(a)		Year Ended December 31, 2006	March 11, 2005(b) through December 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000	$1.000

Income from investment operations:
Net investment income and net realized gains	.029		.045	.023
Dividends and distributions to shareholders	(.029)		(.045)	(.023)

Net asset value, end of period	$1.000		$1.000	$1.000

Total Return(c):	2.81%		4.59%	2.37%
Ratios/Supplemental Data:
Net assets, end of period (000)	$64,188		$70,962	$83,891
Average net assets (000)	$67,491		$76,873	$90,153
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.45	%(d)	.56%	.65	%(d)
Expenses, excluding distribution and service (12b-1) fees	.45	%(d)	.56%	.65	%(d)
Net investment income	4.97	%(d)	4.51%	2.84	%(d)

(a)	For the seven months period ended July 31, 2007. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 2007.
(b)	Commencement of offering.
(c)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

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	Class C
	Seven-Month Period Ended July 31, 2007(a)		Year Ended December 31, 2006	March 11, 2005(b) through December 31, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000		$1.000	$1.000

Income from investment operations:
Net investment income and net realized gains	.029		.045	.023
Dividends and distributions to shareholders	(.029)		(.045)	(.023)

Net asset value, end of period	$1.000		$1.000	$1.000

Total Return(c):	2.81%		4.59%	2.37%
Ratios/Supplemental Data:
Net assets, end of period (000)	$13,422		$12,373	$10,882
Average net assets (000)	$12,867		$13,294	$12,218
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.45	%(d)	.56%	.65	%(d)
Expenses, excluding distribution and service (12b-1) fees	.45	%(d)	.56%	.65	%(d)
Net investment income	4.97	%(d)	4.56%	2.87	%(d)

(a)	For the seven months period ended July 31, 2007. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 2007.
(b)	Commencement of offering.
(c)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Annualized.

See Notes to Financial Statements.

MoneyMart Assets, Inc.	27

Financial Highlights

Cont’d

	Class Z
	Seven-Month Period Ended July 31, 2007(a)

Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.000

Income from investment operations:
Net investment income and net realized gains	.029
Dividends and distributions to shareholders	(.029)

Net asset value, end of period	$1.000

Total Return(b):	2.81%
Ratios/Supplemental Data:
Net assets, end of period (000)	$154,662
Average net assets (000)	$150,056
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.45	%(c)
Expenses, excluding distribution and service (12b-1) fees	.45	%(c)
Net investment income	4.97	%(c)

(a)	For the seven months period ended July 31, 2007. The Fund changed its fiscal year end from December 31 to July 31, effective July 31, 2007.
(b)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended December 31,
2006	2005	2004	2003	2002

$1.000	$1.000	$1.000	$1.000	$1.000

.045	.027	.008	.008	.015
(.045)	(.027)	(.008)	(.008)	(.015)

$1.000	$1.000	$1.000	$1.000	$1.000

4.59%	2.70%	.82%	.77%	1.48%

$150,156	$187,925	$192,613	$187,718	$200,583
$178,667	$187,379	$188,931	$198,143	$291,473

.56%	.67%	.58%	.49%	.48%
.56%	.67%	.58%	.49%	.48%
4.43%	2.64%	.83%	.75%	1.48%

See Notes to Financial Statements.

MoneyMart Assets, Inc.	29

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders of

MoneyMart Assets, Inc.

We have audited the accompanying statement of assets and liabilities of MoneyMart Assets, Inc. (hereafter referred to as the “Fund”), including the portfolio of investments, as of July 31, 2007, and the related statement of operations for the period January 1, 2007 to July 31, 2007 and the year ended December 31, 2006, the statement of changes in net assets for the period January 1, 2007 to July 31, 2007 and for each of the years in the two-year period ended December 31, 2006, and the financial highlights for the period January 1, 2007 to July 31, 2007 and for each of the years in the three-year period ended December 31, 2006. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years presented prior to the year ended December 31, 2004 were audited by another independent registered public accounting firm, whose report dated February 20, 2004, expressed an unqualified opinion thereon.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2007, and the results of its operations for the period January 1, 2007 to July 31, 2007 and the year ended December 31, 2006, the changes in its net assets for the period January 1, 2007 to July 31, 2007 and for each of the years in the two-year period ended December 31, 2006 and the financial highlights for the period January 1, 2007 to July 31, 2007 and for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.

New York, New York

September 12, 2007

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Federal Income Tax Information

(Unaudited)

We are required by the Internal Revenue Code to advise you within 60 days of the Fund’s fiscal year end (July 31, 2007) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that during its fiscal year ended July 31, 2007, the Fund paid an ordinary dividends for Class A, Class B, Class C and Class Z shares of $.028, $.029, $.029 and $.029 per share, respectively, which represents net investment income.

The Fund designates 87.97% of the ordinary income dividends paid as qualified interest income under The American Jobs Creation Act of 2004.

In January 2008, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in calendar year 2007.

For more detailed information regarding your state and local taxes, you should contact your tax advisor or the state/local taxing authorities.

MoneyMart Assets, Inc.	31

Management of the Fund

(Unaudited)

Information pertaining to the Directors of MoneyMart Assets, Inc. (the “Fund”) is set forth below. Directors who are not deemed to be “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the 1940 Act), are referred to as “Independent Directors.” Directors who are deemed to be “interested persons” of the Fund are referred to as “Interested Directors.” “Fund Complex”† consists of the Fund and any other investment companies managed by PI.

Independent Directors(2)

David E.A. Carson (73), Director since 2003(3) Oversees 66 portfolios in Fund complex

Principal occupations (last 5 years): Formerly Director (January 2000-May 2000), Chairman (January 1999-December 1999), Chairman and Chief Executive Officer (January 1998-December 1998) and President, Chairman and Chief Executive Officer of People’s Bank (1983-1997).

Robert E. La Blanc (73), Director since 1996(3) Oversees 64 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications).

Other Directorships held:(4) Director of CA, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company).

Robin B. Smith (67), Director since 1996(3) Oversees 64 portfolios in Fund complex

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:(4) Formerly Director of BellSouth Corporation (1992-2006).

Stephen G. Stoneburn (64), Director since 1996(3) Oversees 64 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Clay T. Whitehead (68), Director since 1999(3) Oversees 64 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1983) of YCO (new business development firm).

Interested Directors(1)

Robert F. Gunia (60), Vice President and Director since 1999(3) Oversees 143 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since September 1999) and Executive Vice President (since December 1996) of Prudential Investments LLC; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; Chief Administrative Officer, Executive Vice President and Director (since May 2003) of AST Investment Services, Inc.

Other Directorships held:(4) Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

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Information pertaining to the Officers of the Fund who are not also Directors is set forth below.

Officers(2)

Judy A. Rice (59), President since 2003(3)

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; formerly Executive Vice President (September 1999-February 2003) of Prudential Investments LLC; Member of Board of Governors of the Investment Company Institute.

Kathryn L. Quirk (54), Chief Legal Officer since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of Prudential Investments LLC and Prudential Mutual Fund Services LLC; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (49), Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Jonathan D. Shain (49), Assistant Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (32), Assistant Secretary since 2005(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).

John P. Schwartz (36), Assistant Secretary since 2006(3)

Principal occupations (last 5 years): Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley, Austin Brown & Wood LLP (1997-2005).

Timothy J. Knierim (48), Chief Compliance Officer since 2007

Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).

Grace C. Torres (48), Treasurer and Principal Financial and Accounting Officer since 1995(3)

Principal occupations (last 5 years): Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

MoneyMart Assets, Inc.	33

M. Sadiq Peshimam (43), Assistant Treasurer since 2006(3)

Principal occupations (last 5 years): Vice President (since 2005) and Director (2000-2005) within Prudential Mutual Fund Administration.

Peter Parrella (49), Assistant Treasurer since 2007

Vice President (since June 2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

Andrew R. French (44), Assistant Secretary since 2006(3)

Principal occupations (last 5 years): Director and Corporate Counsel (since May 2006) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS; formerly Senior Legal Analyst of Prudential Mutual Fund Law Department (1997-2006).

Noreen M. Fierro (42), Anti-Money Laundering Compliance Officer since 2006(3)

Principal occupations (last 5 years): Vice President, Corporate Compliance (since May 2006) of Prudential; formerly Corporate Vice President, Associate General Counsel (April 2002-May 2005) of UBS Financial Services, Inc., in their Money Laundering Prevention Group; Senior Manager (May 2005-May 2006) of Deloitte Financial Advisory Services, LLP, in their Forensic and Dispute Services, Anti-Money Laundering Group.

†

The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include Jennison Dryden Mutual Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts 2, 10, 11. The Target Portfolio Trust, The Prudential Series Fund, The High Yield Income Fund, Inc., The High Yield Plus Fund, Inc., Nicholas-Applegate Fund, Inc., American Skandia Trust, and Prudential’s Gibraltar Fund, Inc.

(1)	”Interested” Director, as defined in the 1940 Act, by reason of employment with the Manager, a Subadvisor or the Distributor.

(2)	Unless otherwise noted, the address of the Directors and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

(3)

There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75. The table shows the individual’s length of service as Director and/or Officer.

(4)

This includes only directorships of companies required to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

Additional Information about the Directors is included in the Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

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Approval of Advisory Agreements

The Board of Directors (the “Board”) of MoneyMart Assets, Inc. (the “Fund”) oversees the management of the Fund, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on June 6-7, 2007, and approved the renewal of the agreements through July 31, 2008, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-year, three-year and five-year time periods ending December 31, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Directors did not identify any single factor that was dispositive, and each Director attributed different weights to the various factors. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-7, 2007.

The Directors determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

Several of the material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

MoneyMart Assets, Inc.

Approval of Advisory Agreements (continued)

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-Independent Directors of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of MoneyMart Assets

The Board received and considered information about the Fund’s historical performance, noting that the Fund’s performance was in the second quartile over the one-year, three-year, five-year and ten-year periods in relation to the group of comparable funds in a Peer Universe (the Lipper retail Money Market Funds Peer Universe).

The Board determined that the Fund’s performance was satisfactory.

Visit our website at www.jennisondryden.com

Fees and Expenses

The Fund’s actual management fee (which reflects any subsidies, fee waivers or expense caps) of 0.311% ranked in the first quartile in its Peer Group. The Board concluded that the management and subadvisory fees were reasonable.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, and that at its current level of assets, the Fund’s effective fee rate reflected some of those rate reductions. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as reputational or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included those generally resulting from an increase in assets under management, specifically potential access to additional research resources and reputational benefits. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

MoneyMart Assets, Inc.

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
David E. A. Carson • Robert F. Gunia • Robert E. La Blanc • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	P.O. Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, MoneyMart Assets, Inc., Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

MoneyMart Assets, Inc.
Share Class	A	B	C	Z
NASDAQ	PBMXX	N/A	N/A	PMZXX
CUSIP	60936A100	60936A506	60936A605	60936A407

MF108E    IFS-A137902    Ed. 09/2007

Item 2 – Code of Ethics – – See Exhibit (a)

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the Registrant’s Principal Executive Officer and Principal Financial Officer; the Registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The Registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The Registrant’s Board has determined that Mr. David E. A. Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal period January 1, 2007 through July 31, 2007 and fiscal year ended December 31, 2006, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $18,313 and $15,400, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal period January 1, 2007 through July 31, 2007, KPMG, the Registrant’s principal accountant, did not bill the Registrant for assurance and related services that are reasonably related to the performance of the audit of the Registrant’s financial statements. For the fiscal year ended December 31, 2006, KPMG, the Registrant’s principal accountant, did not bill the Registrant for assurance and related services that are reasonably related to the performance of the audit of the Registrant’s financial statements.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b)- (4)(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

Not applicable.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal period January 1, 2007 through July 31, 2007 and fiscal year 2006. Their were no aggregate non-audit fees billed by KPMG for services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for the fiscal period January 1, 2007 through July 31, 2007. The aggregate non-audit fees billed by KPMG for services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for the fiscal year 2006 was $317,300.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the Registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MoneyMart Assets, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date September 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 13, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 13, 2007

*	Print the name and title of each signing officer under his or her signature.